Intangible assets, net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization			¥ (5,886,401)
Total
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal			¥ 5,886,401